Deferred Income Tax - Summary of deferred income tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ (134,850)	S/ (328,455)	S/ (347,948)
Recorded in the profit or loss for the year	78,435	142,707	70,896
Exchange difference	(4,203)	52,642	(48,582)
Business combination			1,484
Recorded in other comprehensive income	248	(1,744)	(4,305)
Ending balance	(60,370)	(134,850)	(328,455)
Deferred tax assets	230,716	193,520	167,371
Deferred tax liabilities	(291,086)	(328,370)	(495,826)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	270,520	210,073	157,569
Recorded in the profit or loss for the year	13,235	79,113	35,273
Exchange difference	6,623	(18,666)	16,453
Business combination			778
Ending balance	290,378	270,520	210,073
Deferred tax assets	170,748	210,106	150,579
Deferred tax liabilities	119,630	60,414	59,494
Loss for impairment of trade receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	23,506	24,903	16,609
Recorded in the profit or loss for the year	9,205	(40)	6,568
Exchange difference	519	(1,357)	1,726
Ending balance	33,230	23,506	24,903
Deferred tax assets	22,032	18,247	14,527
Deferred tax liabilities	11,198	5,259	10,376
Provision for unpaid vacations and annual performance bonuses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,768	18,122	10,615
Recorded in the profit or loss for the year	(1,818)	(2,501)	5,019
Exchange difference	171	(1,853)	869
Business combination			925
Recorded in other comprehensive income			694
Ending balance	12,121	13,768	18,122
Deferred tax assets	4,191	13,768	5,934
Deferred tax liabilities	7,930		12,188
Trade accounts payable [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	528	(217)	735
Recorded in the profit or loss for the year	2,195	715	(664)
Exchange difference	37	30	11
Business combination			(299)
Ending balance	2,760	528	(217)
Deferred tax assets	370	471	315
Deferred tax liabilities	2,390	57	(532)
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,611	18,859	13,444
Recorded in the profit or loss for the year	10,215	2,140	9,573
Exchange difference	(242)	(2,644)	841
Recorded in other comprehensive income	248	(1,744)	(4,999)
Ending balance	26,832	16,611	18,859
Deferred tax assets	20,682	16,611	6,247
Deferred tax liabilities	6,150		12,612
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,234	3,860	1,936
Recorded in the profit or loss for the year	(6,615)	(277)	1,015
Exchange difference	(69)	(349)	89
Business combination			820
Ending balance	(3,450)	3,234	3,860
Deferred tax assets	750	92	1,151
Deferred tax liabilities	(4,200)	3,142	2,709
Intangible [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(187,927)	(237,377)	(243,440)
Recorded in the profit or loss for the year	139,306	14,431	39,962
Exchange difference	(3,227)	35,019	(32,875)
Business combination			(1,024)
Ending balance	(51,848)	(187,927)	(237,377)
Deferred tax assets	0	42
Deferred tax liabilities	(51,848)	(187,969)	(237,377)
Investments in associates and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(15,133)	(22,120)	(1,244)
Recorded in the profit or loss for the year	11,524	(1,138)	(18,968)
Exchange difference	(211)	8,125	(2,198)
Business combination			290
Ending balance	(3,820)	(15,133)	(22,120)
Deferred tax assets	104	(10,420)	(3,160)
Deferred tax liabilities	(3,924)	(4,713)	(18,960)
Long-term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	25,623	38,452	13,510
Recorded in the profit or loss for the year	(17,885)	(6,438)	17,286
Exchange difference	(362)	(6,391)	7,656
Ending balance	7,376	25,623	38,452
Deferred tax assets	36,801	21,136	24,748
Deferred tax liabilities	(29,425)	4,487	13,704
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(317,191)	(361,819)	(321,753)
Recorded in the profit or loss for the year	(127,402)	(3,787)	(674)
Exchange difference	(9,150)	48,415	(39,386)
Business combination			(6)
Ending balance	(453,743)	(317,191)	(361,819)
Deferred tax assets	(33,028)	(16,940)	(41,059)
Deferred tax liabilities	(420,715)	(300,251)	(320,760)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	31,611	(21,191)	4,071
Recorded in the profit or loss for the year	46,475	60,489	(23,494)
Exchange difference	1,708	(7,687)	(1,768)
Business combination			0
Ending balance	79,794	31,611	(21,191)
Deferred tax assets	8,066	(59,593)	8,089
Deferred tax liabilities	S/ 71,728	S/ 91,204	S/ (29,280)